GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
FutureFunds Series Account
Semi-Annual Report Form N-30D
File No. 811-03972

The information required to be contained in this report for the period ending June 30, 2001 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

The Alger American Fund
File No. 811-0550
Form N-30D
Filed via EDGAR and accepted on February 27, 2001
Accession No. 0000930413-01-000334

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on February 21, 2001
Accession No. 0000814680-01-000002

American Century Quantitative Equity Funds
File No. 811-05447
Form N-30D
Filed via EDGAR and accepted on
Accession No.

Fidelity Variable Insurance Products Fund
File No. 811-03329
Form N-30D
Filed via EDGAR and accepted on February 28, 2000
Accession No. 0000356494-00-000013

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on February 26, 2001
Accession No. 0000927384-01-500004

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2001
Accession No. 0001012709-01-000337

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 26, 2001
Accession No. 0000356476-01-000008

Pioneer Variable Contracts Trust
File No. 811-08786
Form N-30D
Filed via EDGAR and accepted on February 26, 2001
Accession No. 0000930709-01-000004

RS Investment Trust
File No. 811-05159
Form N-30D
Filed via EDGAR and accepted on March 16, 2001
Accession No. 0000912057-01-007702

Stein Roe Variable Investment Trust
File No. 811-05199
Form N-30D
Filed via EDGAR and accepted on September 26, 2001
Accession No. 0000950135-01-502938